Quarterly Report
September 30, 2019
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 32.9%
ALM Loan Funding, CLO, 2015-12A, “A2A2”, FLR, 3.672% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	$3,511,841	$3,492,574
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,900,315	1,896,488
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,861,149
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 3.177% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,210,000	2,210,000
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 3.577% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	320,099
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 3.927% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	264,000	264,495
AREIT CRE Trust, 2019-CRE3, FLR, 3.328% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	647,000	647,404
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.625% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,720,980
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	2,900,000	2,978,711
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,700,018
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.177% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	704,855
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.577% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,605,087	1,610,725
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.127% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,736,000	1,737,941
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.377% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,247,481	1,248,261
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 3.527% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,727,281	1,727,281
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.816% (LIBOR - 1mo. + 1.55%), 9/15/2036 (z)	1,776,462	1,778,675
Bancorp Commercial Mortgage Trust, 2019-CRE6, FLR, 3.566% (LIBOR - 1mo. + 1.3%), 9/15/2036 (z)	1,410,155	1,411,036
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.937%, 12/15/2051 (i)(n)	22,159,243	1,327,097
BSPRT Ltd., 2018-FL4, FLR, 4.127% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	2,076,000	2,082,474
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	1,859,330	1,877,568
BXMT Ltd., 2017-FL1 “A”, FLR, 2.894% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	1,525,500	1,524,547
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	2,927,000	2,975,920
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.466%, 5/10/2050 (i)	17,521,896	1,274,655
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	1,200,000	1,206,446
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	536,000	538,731
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	872,165
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	741,000	743,925
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	994,000	999,211
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	1,340,000	1,341,644
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	2,607,000	2,620,150
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.523% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,579,418	2,581,329
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	692,000	692,815
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,843,000	1,886,397
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	767,448	766,975
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	1,032,000	1,038,857
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	406,395	406,603
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	826,309	827,359
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (z)	1,621,000	1,634,161
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	803,000	813,401
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 3.724% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,927,000	1,931,787
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	1,117,318	1,118,093
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	2,340,000	2,367,384
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,520,000	2,512,964
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.396% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	2,596,500	2,596,430
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	574,021	577,275
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,228,000	1,245,657
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	945,000	958,599
Grand Avenue CRE Ltd., 2019-FL1, “A”, 3.147%, 6/15/2037 (n)	1,512,500	1,513,445
Granite Point Mortgage Trust, Inc., FLR, 2.944% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,677,579	1,676,530
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	1,679,000	1,682,033
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.189%, 5/10/2050 (i)	15,802,908	1,088,051
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.279%, 8/10/2050 (i)	15,767,513	1,100,557
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	90,412	90,375
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	1,106,000	1,126,930
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	635,000	646,639
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 2.974% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,366,000	1,350,590

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.874% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	$2,648,535	$2,649,844
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.927% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	1,921,847	1,921,845
JPMorgan Chase Commercial Mortgage Securities Corp., 1.222%, 9/15/2050 (i)	15,075,748	932,838
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 4.024% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,355,500	1,358,889
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.527% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,227,784
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.577% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	745,666
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.397% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	2,200,500	2,201,910
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,854,111	1,840,832
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,646,843	1,639,233
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.802% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,753,455
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.499% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,547,931
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.753% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,309,265	2,304,605
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.584%, 5/15/2050 (i)	17,245,781	1,224,381
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.597%, 6/15/2050 (i)	7,790,143	596,514
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.035%, 12/15/2051 (i)	18,066,054	1,181,375
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.099% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	3,468,000	3,464,865
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	1,392,000	1,390,865
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	808,033	809,278
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “C”, FLR, 2.968% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	432,000	432,403
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “B”, FLR, 2.818% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	347,000	347,295
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “C”, FLR, 3.068% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	391,000	391,505
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	2,056,577	1,987,133
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	1,378,000	1,379,219
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,038,000	1,044,554
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	2,089,000	2,087,398
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,021,779	1,022,862
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.699% (LIBOR - 1mo. + 0.65%), 11/10/2020 (n)	30,374	30,375
PFS Financing Corp., 2017-C, “A”, FLR, 2.497% (LIBOR - 1mo. + 0.47%), 10/15/2021 (n)	908,000	906,638
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	934,177	935,774
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,467,552	1,468,711
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	1,474,000	1,489,644
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	1,288,000	1,288,848
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	889,093
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 3.927% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	698,992
Shelter Growth CRE, 2018-FL1, “A”, FLR, 3.027% (LIBOR - 1mo. + 1%), 1/15/2035 (n)	308,510	308,415
Shelter Growth CRE, 2019-FL2, “A”, FLR, 3.127% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	2,828,500	2,828,500
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	292,975	292,879
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.197% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	2,055,201	2,053,234
Student Loan Consolidation Center, “A”, FLR, 3.238% (LIBOR - 1mo. + 1.22%), 10/25/2027 (n)	339,530	340,527
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.477% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,743,000	1,742,981
TICP CLO Ltd., 2018-3R, “B”, FLR, 3.627% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	865,314
TICP CLO Ltd., 2018-3R, “C”, FLR, 4.077% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,496,242
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.474% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	2,192,500	2,196,655
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,764,194	1,761,515
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.16%, 11/15/2050 (i)	12,015,630	712,551
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.181%, 12/15/2051 (i)	9,126,034	678,959
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	1,230,000	1,232,467
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	38,952	38,948
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	704,637	706,537
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,465,318	1,463,294
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	1,362,288	1,362,707
Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 3.753% (LIBOR - 3mo. + 1.45%), 1/15/2026 (n)	2,251,428	2,251,399
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 4.003% (LIBOR - 1mo. + 1.7%), 10/15/2027 (n)	864,053	851,402
		$153,303,541
Automotive – 2.7%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$2,383,000	$2,420,343
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	1,088,000	1,115,750
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,192,000	1,232,307

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	$1,351,000	$1,393,396
Harley-Davidson Financial Services, FLR, 3.077% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,672,000	1,673,808
Hyundai Capital America, 3.75%, 7/08/2021 (n)	976,000	995,793
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,356,000	1,378,098
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	1,356,000	1,401,386
Volkswagen Group of America Co., 2.85%, 9/26/2024 (z)	1,120,000	1,125,808
		$12,736,689
Broadcasting – 0.6%
Fox Corp., 3.666%, 1/25/2022 (n)	$778,000	$803,286
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,734,000	1,754,369
SES S.A., 3.6%, 4/04/2023 (n)	188,000	190,754
		$2,748,409
Brokerage & Asset Managers – 1.0%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,297,000	$2,333,909
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,516,000	2,535,330
		$4,869,239
Cable TV – 1.2%
Comcast Corp., 3.45%, 10/01/2021	$1,718,000	$1,769,258
NBCUniversal Media LLC, 4.375%, 4/01/2021	1,087,000	1,125,365
Time Warner Cable, Inc., 5%, 2/01/2020	2,543,000	2,563,557
		$5,458,180
Computer Software – 1.0%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$3,089,000	$3,185,092
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	1,503,000	1,571,931
		$4,757,023
Computer Software - Systems – 0.6%
Apple, Inc., 1.7%, 9/11/2022	$1,373,000	$1,370,856
Panasonic Corp., 2.536%, 7/19/2022 (n)	1,430,000	1,438,663
		$2,809,519
Conglomerates – 2.3%
Roper Technologies, Inc., 2.8%, 12/15/2021	$1,694,000	$1,721,201
United Technologies Corp., 3.1%, 6/01/2022	956,000	985,600
United Technologies Corp., 3.65%, 8/16/2023	3,349,000	3,544,018
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	3,320,000	3,535,892
Westinghouse Air Brake Technologies Corp., FLR, 3.418% (LIBOR - 3mo. + 1.05%), 9/15/2021	871,000	871,026
		$10,657,737
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$750,000	$754,624
Consumer Services – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$1,241,075
QVC, Inc., 5.125%, 7/02/2022	1,805,000	1,896,408
		$3,137,483
Electrical Equipment – 0.3%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,198,000	$1,199,933

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$3,799,000	$3,835,754
Broadcom, Inc., 3.125%, 4/15/2021 (n)	1,665,000	1,680,972
Microchip Technology, Inc., 3.922%, 6/01/2021	1,607,000	1,641,351
		$7,158,077
Emerging Market Quasi-Sovereign – 0.6%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$1,963,025
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	1,027,171
		$2,990,196
Energy - Integrated – 1.2%
BP Capital Markets PLC, 2.521%, 1/15/2020	$1,371,000	$1,372,974
Cenovus Energy, Inc., 3%, 8/15/2022	2,319,000	2,333,931
Cenovus Energy, Inc., 3.8%, 9/15/2023	738,000	761,144
Eni S.p.A., 4%, 9/12/2023 (n)	860,000	910,410
		$5,378,459
Entertainment – 0.3%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$1,207,000	$1,211,868
Financial Institutions – 2.7%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$1,873,000	$1,947,511
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	1,955,000	1,981,392
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,245,200
GE Capital International Funding Co., 2.342%, 11/15/2020	7,478,000	7,459,960
		$12,634,063
Food & Beverages – 1.1%
Conagra Brands, Inc., 3.8%, 10/22/2021	$1,197,000	$1,235,371
Conagra Brands, Inc., FLR, 3.027% (LIBOR - 3mo. + 0.75%), 10/22/2020	855,000	855,175
Constellation Brands, Inc., FLR, 2.858% (LIBOR - 3mo. + 0.7%), 11/15/2021	852,000	852,001
Diageo PLC, 3%, 5/18/2020	1,460,000	1,468,486
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	810,000	852,378
		$5,263,411
Gaming & Lodging – 0.4%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 4/15/2021	$201,000	$205,418
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,459,000	1,578,259
		$1,783,677
Insurance – 0.3%
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	$1,216,000	$1,215,650
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$2,580,000	$2,579,002
Insurance - Property & Casualty – 0.2%
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	$860,000	$872,975
International Market Quasi-Sovereign – 1.7%
Caisse d'Amortissement de la Dette Sociale (Republic of France), 1.875%, 1/13/2020 (n)	$4,000,000	$3,998,229
Dexia Credit Local S.A. (Kingdom of Belgium), 2.25%, 2/18/2020 (n)	3,880,000	3,881,504
		$7,879,733
Internet – 0.4%
Baidu, Inc., 3.875%, 9/29/2023	$1,702,000	$1,770,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,496,000	$2,633,786
Major Banks – 13.0%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$2,079,000	$2,088,209
Bank of America Corp., 2.151%, 11/09/2020	2,661,000	2,661,272
Bank of America Corp., 2.369%, 7/21/2021	2,408,000	2,411,799
Bank of America Corp., 2.738%, 1/23/2022	1,454,000	1,462,232
Bank of America Corp., 2.881%, 4/24/2023	3,106,000	3,151,451
Barclays PLC, 4.61%, 2/15/2023	4,371,000	4,539,055
Citibank N.A., 2.125%, 10/20/2020	2,381,000	2,383,199
Credit Agricole, “A”, FLR, 3.767% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,289,893
Credit Suisse Group AG, 3.8%, 9/15/2022	1,027,000	1,067,956
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,020,000	2,065,555
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	2,620,000	2,623,520
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	3,414,000	3,414,412
Goldman Sachs Group, Inc., 3%, 4/26/2022	2,470,000	2,496,849
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	1,745,000	1,776,395
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,294,000	1,313,085
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	3,030,000	3,103,835
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,896,000	2,932,926
KeyBank N.A., 3.3%, 2/01/2022	416,000	427,887
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	771,000	778,421
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,749,000	1,788,361
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	2,145,000	2,164,385
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,303,457
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	895,000	918,821
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,367,000	1,429,898
SunTrust Bank, 2.8%, 5/17/2022	2,209,000	2,247,446
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	4,518,000	4,637,748
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	1,590,000	1,609,093
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,687,000	1,725,072
		$60,812,232
Medical & Health Technology & Services – 1.0%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$1,234,000	$1,235,009
Becton, Dickinson and Co., 2.894%, 6/06/2022	1,367,000	1,387,789
Becton, Dickinson and Co., 3.7%, 6/06/2027	287,000	304,673
Cigna Corp., FLR, 2.789% (LIBOR - 3mo. + 0.65%), 9/17/2021	1,734,000	1,734,061
		$4,661,532
Medical Equipment – 0.4%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$1,289,000	$1,291,200
Zimmer Biomet Holdings, Inc., FLR, 2.914% (LIBOR - 3mo. + 0.75%), 3/19/2021	511,000	511,009
		$1,802,209
Metals & Mining – 0.8%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$899,000	$940,354
Glencore Funding LLC, 3%, 10/27/2022 (n)	886,000	892,680
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,420,283
Vale Overseas Ltd., 4.375%, 1/11/2022	300,000	309,750
		$3,563,067
Midstream – 1.4%
El Paso LLC, 6.5%, 9/15/2020	$2,578,000	$2,679,272
MPLX LP, 3.5%, 12/01/2022 (z)	2,340,000	2,406,410
MPLX LP, 3.375%, 3/15/2023	690,000	708,312
MPLX LP, FLR, 3.002% (LIBOR - 3mo. + 0.9%), 9/09/2021	961,000	964,191
		$6,758,185

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.7%
Fannie Mae, 5.5%, 5/01/2025	$21,175	$21,575
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	1,042,960	1,149,901
Fannie Mae, 2%, 5/25/2044	2,135,271	2,126,325
Freddie Mac, 1.016%, 4/25/2024 (i)	621,686	20,085
		$3,317,886
Municipals – 0.8%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$4,091,000	$3,780,125
Network & Telecom – 0.5%
AT&T, Inc., 3.2%, 3/01/2022	$2,171,000	$2,223,949
Oils – 0.7%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$2,018,000	$2,188,973
Phillips 66, FLR, 2.732% (LIBOR - 3mo. + 0.6%), 2/26/2021	1,196,000	1,196,054
		$3,385,027
Other Banks & Diversified Financials – 3.9%
American Express Co., 3.7%, 11/05/2021	$1,704,000	$1,759,331
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	2,614,000	2,617,198
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,183,000	1,175,716
Century Housing Corp., 3.995%, 11/01/2021	748,000	766,270
Citigroup, Inc., 2.4%, 2/18/2020	4,151,000	4,154,623
Compass Bank, 3.5%, 6/11/2021	1,920,000	1,951,753
Compass Bank, 2.875%, 6/29/2022	2,717,000	2,753,645
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,459,003
Groupe BPCE S.A., FLR, 3.371% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,397,437
		$18,034,976
Pharmaceuticals – 1.6%
Actavis Funding SCS, 3.45%, 3/15/2022	$886,000	$907,956
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	3,162,000	3,225,327
Bristol-Myers Squibb Co., FLR, 2.548% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	444,000	444,464
Celgene Corp., 2.875%, 8/15/2020	1,091,000	1,097,017
Celgene Corp., 2.75%, 2/15/2023	1,806,000	1,838,202
		$7,512,966
Printing & Publishing – 0.4%
Moody's Corp., 3.25%, 6/07/2021	$1,626,000	$1,658,687
Retailers – 0.7%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$2,587,000	$2,587,310
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	631,000	641,750
		$3,229,060
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 2.8%, 6/01/2020	$857,000	$860,264
American Tower Corp., REIT, 2.25%, 1/15/2022	500,000	500,657
American Tower Corp., REIT, 3%, 6/15/2023	2,118,000	2,166,566
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	1,013,712
Crown Castle International Corp., 3.15%, 7/15/2023	1,093,000	1,119,890
SBA Tower Trust, 2.877%, 7/09/2021 (n)	629,000	631,125
		$6,292,214

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.9%
B.A.T Capital Corp., 2.764%, 8/15/2022	$756,000	$762,676
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	1,343,000	1,347,881
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,105,266
		$4,215,823
Transportation - Services – 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$1,660,000	$1,663,837
U.S. Government Agencies and Equivalents – 0.3%
National Credit Union Administration, “1-A”, FLR, 2.507% (LIBOR - 1mo. + 0.45%), 1/08/2020	$344,039	$344,088
National Credit Union Administration, FLR, 2.449% (LIBOR - 1mo. + 0.4%), 3/11/2020	590,390	590,436
National Credit Union Administration, FLR, 2.507% (LIBOR - 1mo. + 0.45%), 10/07/2020	194,190	194,274
National Credit Union Administration, FLR, 2.399% (LIBOR - 1mo. + 0.35%), 12/07/2020	387,652	387,438
		$1,516,236
U.S. Treasury Obligations – 12.2%
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)	$28,239,000	$28,404,463
U.S. Treasury Notes, 1.875%, 4/30/2022	4,763,000	4,795,187
U.S. Treasury Notes, 2.375%, 1/31/2023	23,139,000	23,726,514
		$56,926,164
Utilities - Electric Power – 3.2%
Dominion Energy, Inc., 2.579%, 7/01/2020	$1,761,000	$1,764,938
Emera U.S. Finance LP, 2.7%, 6/15/2021	503,000	505,955
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,670,000	2,705,296
Engie Energia Chile S.A., 5.625%, 1/15/2021	3,341,000	3,463,868
FirstEnergy Corp., 2.85%, 7/15/2022	856,000	869,000
Florida Power & Light Co., FLR, 2.639% (LIBOR - 3mo. + 0.4%), 5/06/2022	1,486,000	1,486,408
NextEra Energy, Inc., 2.9%, 4/01/2022	1,516,000	1,543,296
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,635,000	1,670,465
WEC Energy Group, Inc., 3.1%, 3/08/2022	875,000	894,572
		$14,903,798
Total Bonds		$462,062,107
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v)	2,022,527	$2,022,527

Other Assets, Less Liabilities – 0.4%		1,944,146
Net Assets – 100.0%		$466,028,780
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,022,527 and $462,062,107, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $201,330,994, representing 43.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.816% (LIBOR - 1mo. + 1.55%), 9/15/2036	9/13/19	$1,776,462	$1,778,675
Bancorp Commercial Mortgage Trust, 2019-CRE6, FLR, 3.566% (LIBOR - 1mo. + 1.3%), 9/15/2036	9/13/19	1,410,155	1,411,036
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023	9/13/19	1,634,411	1,634,161
MPLX LP, 3.5%, 12/01/2022	11/16/17-1/18/18	2,338,418	2,406,410
Volkswagen Group of America Co., 2.85%, 9/26/2024	9/19/19	1,118,190	1,125,808
Total Restricted Securities			$8,356,090
% of Net assets			1.8%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Derivative Contracts at 9/30/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	153	$32,971,500	December – 2019	$(75,304)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	38,000,000	centrally cleared	1.8846% / Semi-annually	2.3034% FLR (3-Month Libor) / Quarterly	$107,156	$—	$107,156
9/19/21	USD	23,300,000	centrally cleared	1.5708% / Semi-annually	2.0409% FLR (1-Month Libor)/ Monthly	28,817	—	28,817
						$135,973	$—	$135,973
At September 30, 2019, the fund had liquid securities with an aggregate value of $722,305 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$58,442,400	$—	$58,442,400
Non-U.S. Sovereign Debt	—	10,869,929	—	10,869,929
Municipal Bonds	—	3,780,125	—	3,780,125
U.S. Corporate Bonds	—	150,197,438	—	150,197,438
Residential Mortgage-Backed Securities	—	13,054,913	—	13,054,913
Commercial Mortgage-Backed Securities	—	47,947,960	—	47,947,960
Asset-Backed Securities (including CDOs)	—	95,618,554	—	95,618,554
Foreign Bonds	—	82,150,788	—	82,150,788
Mutual Funds	2,022,527	—	—	2,022,527
Total	$2,022,527	$462,062,107	$—	$464,084,634
Other Financial Instruments
Futures Contracts - Liabilities	$(75,304)	$—	$—	$(75,304)
Swap Agreements - Assets	—	135,973	—	135,973
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,322,779	$112,724,368	$113,025,855	$1,235	$—	$2,022,527
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$87,248	$—